Contingent liabilities and legal proceedings - Tax (Details) $ in Millions	Jun. 30, 2025 USD ($)
Maximum | Tax contingent liability | Brazil
Disclosure of contingent liabilities [line items]
Potential liability	$ 906
Maximum | Tax contingent liability | India
Disclosure of contingent liabilities [line items]
Potential liability	90
India
Disclosure of contingent liabilities [line items]
Receivable for protest payments	120
Receivable for protest payments, corporate taxes	108
Receivable for protest payments, indirect taxes	$ 12